Stock Based Compensation - Schedule of Stock Unit Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
RSUs and Director Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning balance (in shares) | shares	75
Granted (in shares) | shares	95
Vested (in shares) | shares	(60)
Forfeited (in shares) | shares	(11)
Non-vested, ending balance (in shares) | shares	99
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, non-vested total beginning balance (dollars per share) | $ / shares	$ 131.2
Weighted-average grant date fair value, granted (dollars per share) | $ / shares	129.42
Weighted-average grant date fair value, vested (dollars per share) | $ / shares	133.39
Weighted-average grant date fair value, forfeited (dollars per share) | $ / shares	127.01
Weighted-average grant date fair value, non-vested total ending balance (dollars per share) | $ / shares	$ 128.63
Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning balance (in shares) | shares	322
Granted (in shares) | shares	211
Vested (in shares) | shares	(74)
Forfeited (in shares) | shares	(81)
Non-vested, ending balance (in shares) | shares	378
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, non-vested total beginning balance (dollars per share) | $ / shares	$ 130.04
Weighted-average grant date fair value, granted (dollars per share) | $ / shares	128.59
Weighted-average grant date fair value, vested (dollars per share) | $ / shares	147.45
Weighted-average grant date fair value, forfeited (dollars per share) | $ / shares	106.41
Weighted-average grant date fair value, non-vested total ending balance (dollars per share) | $ / shares	$ 130.93